UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2014 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Number of Shares		Value
	COMMON STOCKS - 99.8%
	Aerospace Product & Parts Manufacturing - 3.4%
6,400	Honeywell International, Inc.	$609,472
23,800	TE Connectivity Ltd. (b)	1,491,784
		2,101,256
	Agriculture, Construction & Mining Machinery Manufacturing - 2.1%
4,800	Alamo Group Inc.	234,000
8,400	National Oilwell Varco Inc.	726,012
5,400	The Toro Co.	332,262
		1,292,274
	Air Freight & Logistics - 0.3%
2,200	United Parcel Service, Inc. (UPS) - Class B	214,126

	Animal Slaughtering & Processing - 0.5%
3,500	Sanderson Farms, Inc.	326,620

	Apparel Knitting Mills - 0.3%
4,900	Zumiez, Inc. (a)	158,515

	Automobiles - 0.5%
13,400	Winnebago Industries, Inc. (a)	331,382

	Building Material & Supplies Dealers - 2.8%
19,500	Fastenal Co.	882,960
9,100	The Home Depot, Inc.	850,850
		1,733,810
	Clothing Stores - 1.6%
5,500	ANN INC. (a)	227,920
24,200	Ascena Retail Group, Inc. (a)	420,838
6,000	The Children's Place Retail Stores, Inc.	322,560
		971,318
	Commercial & Service Industry Machinery Manufacturing - 0.9%
5,900	Copart, Inc. (a)	203,137
4,400	The Middleby Corp. (a)	379,412
		582,549
	Communications Equipment Manufacturing - 2.9%
24,200	Cisco Systems, Inc.	604,758
3,400	Motorola Solutions, Inc.	201,960
8,900	Plantronics, Inc.	424,797
7,600	QUALCOMM, Inc.	578,360
		1,809,875
	Computer & Peripheral Equipment Manufacturing - 4.2%
24,400	Apple Inc.	2,501,000
1,400	Zebra Technologies Corp. (a)	109,242
		2,610,242
	Computer Systems Design & Related Services - 2.9%
5,000	Accenture PLC - Class A (b)	405,300
5,800	Cerner Corp. (a)	334,428
31,100	Convergys Corp.	597,120
11,000	Perficient, Inc. (a)	189,420
7,600	Virtusa Corp. (a)	258,780
		1,785,048

	Data Processing, Hosting & Related Services - 2.2%
7,550	CoStar Group Inc. (a)	1,092,863
4,100	Red Hat, Inc. (a)	249,772
		1,342,635
	Electronic Shopping & Mail-Order Houses - 1.5%
2,740	Amazon.com, Inc. (a)	928,970

	Employment Services - 0.4%
3,400	Manpowergroup Inc.	263,772

	Engine, Turbine & Power Transmission Equipment Manufacturing - 1.0%
12,600	Brunswick Corp.	541,800
435	Cummins, Inc.	63,123
		604,923
	Freight Transportation Arrangement - 1.1%
4,600	FedEx Corp.	680,248

	Full-Service Restaurants - 0.3%
5,200	Popeyes Louisiana Kitchen, Inc. (a)	208,520

	General Freight Trucking - 0.3%
7,100	Knight Transportation, Inc.	179,985

	Grain & Oilseed Milling - 1.8%
5,000	Unilever NV - NY Reg. Shares - ADR - (b)	208,200
21,300	Unilever PLC - ADR (b)	938,478
		1,146,678
	Hardware, Plumbing & Heating Equipment & Supplies Merchant Wholesalers - 0.5%
3,400	Watsco, Inc.	314,466

	Health & Personal Care Stores - 0.7%
5,800	CVS Caremark Corp.	460,810

	Industrial Machinery Manufacturing - 1.8%
47,500	Applied Materials, Inc.	1,097,487

	Jewelry, Luggage, & Leather Goods Stores - 0.6%
3,100	Signet Jewelers Ltd. (b)	365,397

	Management, Scientific & Technical Consulting Services - 1.4%
11,100	Korn/Ferry International. (a)	335,775
9,100	Salesforce.com, Inc. (a)	537,719
		873,494
	Medical Equipment & Supplies Manufacturing - 0.7%
1,800	3M Co.	259,200
800	Stryker Corp.	66,648
1,200	Zimmer Holdings, Inc.	119,172
		445,020
	Metal Ore Mining - 0.4%
4,000	Franco-Nevada Corp. (b)	225,160

	Motor Vehicle Body & Trailer Manufacturing - 0.6%
3,400	Lear Corp.	343,842

	Motor Vehicle Manufacturing - 2.3%
5,270	Tesla Motors, Inc. (a)	1,421,319

	Motor Vehicle Parts Manufacturing - 0.5%
1,800	Delphi Automotive PLC (b)	125,244
5,200	Sun Hydraulics Corp.	208,156
		333,400
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.2%
4,700	Cyberonics, Inc. (a)	269,733
1,000	Danaher Corp.	76,610
2,800	Illumina, Inc. (a)	502,208
5,100	Masimo Corp. (a)	114,444
5,800	MTS Systems Corp.	412,264
		1,375,259
	Newspaper, Periodical, Book, & Directory Publishers - 2.6%
24,200	Reed Elsevier PLC - ADR (b)	1,590,666

	Office Administrative Services - 0.8%
6,800	Gartner, Inc. (a)	507,212

	Office Furniture (including Fixtures) Manufacturing - 1.3%
15,600	La-Z-Boy Inc.	332,904
31,400	Steelcase Inc. - Class A	492,980
		825,884
	Oil & Gas Extraction - 5.5%
4,900	Diamondback Energy, Inc. (a)	423,115
2,080	EOG Resources, Inc.	228,550
10,200	Helmerich & Payne, Inc.	1,071,510
15,600	Imperial Oil Ltd. (b)	830,700
8,200	Occidental Petroleum Corp.	850,586
		3,404,461
	Other Electrical Equipment & Component Manufacturing - 0.3%
2,900	Emerson Electric Co.	185,658

	Other General Purpose Machinery Manufacturing - 2.5%
3,600	Flowserve Corp.	273,204
4,800	Graco, Inc.	368,928
6,500	IDEX Corp.	500,110
5,000	Pall Corp.	421,850
		1,564,092
	Other Information Services - 5.4%
5,200	Baidu, Inc. - ADR (a)(b)	1,115,504
3,700	Facebook Inc. - Class A (a)	276,834
1,550	Google Inc. - Class A (a)	902,658
1,810	Google Inc. - Class C (a)	1,034,596
		3,329,592
	Other Miscellaneous Manufacturing - 0.2%
2,200	Pool Corp.	124,652

	Outpatient Care Centers - 0.4%
6,700	U.S. Physical Therapy, Inc.	239,190

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.7%
4,000	Monsanto Co.	462,600

	Petroleum & Coal Products Manufacturing - 6.3%
14,600	Chevron Corp.	1,889,970
20,500	Exxon Mobil Corp.	2,038,930
		3,928,900

	Pharmaceutical & Medicine Manufacturing - 10.1%
8,100	Alkermes PLC (a)(b)	362,313
5,400	Bristol-Myers Squibb Co.	273,510
7,300	Gilead Sciences, Inc. (a)	785,334
8,200	IDEXX Laboratories, Inc. (a)	1,016,554
560	Intercept Pharmaceuticals, Inc. (a)	162,243
8,700	Johnson & Johnson	902,451
19,200	Novartis AG - ADR (b)	1,724,928
15,900	Sanofi - ADR - (b)	869,730
2,100	Vertex Pharmaceuticals Inc. (a)	196,497
		6,293,560
	Poultry & Egg Production - 0.6%
5,100	Cal-Maine Foods, Inc.	403,461

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.3%
1,700	Henry Schein, Inc. (a)	203,473

	Rail Transportation - 0.8%
4,900	Union Pacific Corp.	515,823

	Scientific Research & Development Services - 2.4%
2,500	Alexion Pharmaceuticals, Inc. (a)	423,225
5,300	Babcock & Wilcox Co.	153,965
1,230	Biogen Idec Inc. (a)	421,939
3,200	Covance, Inc. (a)	265,280
4,200	Incyte Corp. (a)	227,640
		1,492,049
	Semiconductor & Other Electronic Component Manufacturing - 5.3%
22,700	Benchmark Electronics, Inc. (a)	559,101
3,400	Cavium, Inc. (a)	191,012
9,700	Cree, Inc. (a)	441,932
10,800	International Rectifier Corp (a)	425,520
27,000	NVIDIA Corp.	525,150
13,400	Texas Instruments Inc.	645,612
9,900	Tyco International Ltd. (b)	441,738
2,000	Xilinx, Inc.	84,500
		3,314,565
	Semiconductor & Semiconductor Equiptment- 1.7%
30,000	Intel Corp.	1,047,600

	Software Publishers - 5.5%
11,000	Aspen Technology, Inc. (a)	451,990
9,800	Manhattan Associates, Inc. (a)	283,024
30,800	Microsoft Corp.	1,399,244
30,100	Oracle Corp.	1,250,053
		3,384,311
	Sporting Goods, Hobby & Musical Instrument Stores - 1.5%
16,200	Dicks Sporting Goods, Inc.	730,134
3,800	Hibbett Sports, Inc. (a)	172,634
		902,768
	Support Activities for Mining - 2.7%
9,500	Halliburton Co.	642,295
18,700	RPC, Inc.	425,799
5,300	Schlumberger Ltd. (b)	581,092
		1,649,186

	Textile, Apparel & Luxury Goods - 0.2%
1,200	NIKE, Inc. - Class B	94,260

	TOTAL COMMON STOCKS (Cost $51,956,075)	61,992,363

	Total Investments (Cost ($51,956,075) - 99.8%	61,992,363
	Other Assets in Excess of Liabilities - 0.2%	121,636
	TOTAL NET ASSETS - 100.0%	$62,113,999

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

	Cost of investments	$51,956,075
	Gross unrealized appreciation on investments	10,873,727
	Gross unrealized depreciation on investments	(837,439)
	Net unrealized appreciation on investments	$10,036,288

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2014 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,992,363	-	-	$61,992,363
Total*	$61,992,363	-	-	$61,992,363

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at August 31, 2014 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At May 31, 2013, the Fund had no accumulated net realized capital loss carryforwards. For the year ended May 31, 2013, the Fund utilized prior years’ capital losses in the amount of $2,017,271.

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund deferred, on a tax basis, a post-December late-year loss of $144,762 for the fiscal year ended May 31, 2014.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the three months ended August 31, 2014 or the year ended May 31, 2014.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets. These reclassifications have no impact on the net assets or net asset value of the Fund.

Other: Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific security lot identification. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and cial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the nine months ended August 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman                                .
       Bassam Osman, President

Date  October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
       Bassam Osman, President

Date  October 10, 2014

By  /s/ Mohammad Basheeruddin              .
       Mohammad Basheeruddin, Treasurer

Date  October 21, 2014